SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14. SUBSEQUENT EVENTS

Common Stock Subscription Agreement

On August 12, 2024, we entered into a subscription agreement with an institutional investor, pursuant to which the Company agreed to issue and sell to the investor 400,000 shares of Common Stock of the Company at a price of $0.29 per share for gross proceeds to the Company of $116,000.

The shares were issued pursuant to the Company’s Form 1-A Offering Statement initially filed by the Company with the Securities and Exchange Commission under the Securities Act of 1933, as amended on June 11, 2024 and qualified on June 24, 2024.

Exchange Agreements

In May, September and November 2023 the Company issued $2,594,118 aggregate principal amount of unsecured non-convertible notes to certain accredited investors.

Between January 22 and January 29, 2024, the Company entered into a series of exchange agreements (the “Exchange Agreements”) with the accredited investors to exchange principal and accrued interest on these notes for shares of common stock. Pursuant to the Exchange Agreements, the Company issued an aggregate of 644,142 post-split shares of common stock in exchange for $1,519,779 principal and accrued interest on the notes. Following these exchanges, the remaining outstanding balance of principal and interest on the notes was $1,145,037.

On March 6, 2024, the Company paid $300,973 of principal and accrued interest on certain unsecured non-convertible notes. Following this payment, the remaining outstanding balance of principal and interest on the notes was $898,380.

On August 14, 2024, the Company entered into an additional exchange agreement with the accredited investors to exchange $930,052 principal and accrued interest on these notes for newly issued shares of Series B convertible preferred stock. Following this exchange, there was no remaining outstanding balance of principal and interest on the notes.